ORGANIZATION AND BUSINESS BACKGROUND (Details Textual)			0 Months Ended
	Sep. 07, 2007 Gifted Time Holdings Limited [Member]	Feb. 06, 2006 Gifted Time Holdings Limited [Member]	Dec. 23, 2009 Beijing Hollysys [Member] USD ($)	Dec. 23, 2009 Beijing Hollysys [Member] CNY	Jul. 01, 2009 Beijing Hollysys [Member] USD ($)	Jul. 01, 2009 Beijing Hollysys [Member] CNY	Mar. 16, 2010 Beijing Hollysys [Member] USD ($)	Sep. 07, 2007 Beijing Hollysys [Member]	Sep. 21, 2005 Beijing Hollysys [Member]	Sep. 07, 2007 Hangzhou Hollysys Automation Co Ltd [Member]	Sep. 20, 2007 Hangzhou Hollysys [Member]	Sep. 21, 2005 Hangzhou Hollysys [Member]	Jun. 30, 2011 Concord Corporation Pte Ltd [Member]	Dec. 31, 2012 Beijing Wodeweiye Technology Exploration Co Ltd [Member] USD ($)	Apr. 01, 2013 Bond Corporation Pte Ltd [Member]	Jan. 10, 2013 Bond Corporation Pte Ltd [Member] SGD	Feb. 21, 2013 Concord M Design and Engineering Company Limited [Member] USD ($)	May 09, 2012 Concord Solution (Hk) Limited [Member] HKD	Jul. 24, 2012 Hangzhou Hollysys System Engineering Co Ltd [Member] CNY
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held	100.00%	100.00%	24.11%	24.11%	75.89%	75.89%	100.00%	74.11%	74.11%	60.00%	40.00%	60.00%	100.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.78%	1.78%									100.00%
Acquisition of equity interest from non-controlling interest					$ 2,638,793	18,000,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares)			4,413,948	4,413,948
Business Acquisition, Cost of Acquired Entity, Cash Paid			9,917,063	67,634,366
Equity Method Investments, Fair Value Disclosure							53,011,515
Percentage of sold equity interest														51.00%
Sold of equity interest of consideration														112,674
Percentage of owned by parent with registered capital																100.00%	100.00%	100.00%	100.00%
Registered Capital																20,000,000	$ 25,000	10,000	50,000,000